Intangibles	12 Months Ended
Dec. 31, 2012
Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

8. Intangibles

				December 31, 2012
	Cost	Accumulated amortization	Net book value	Additions	Weighted average amortization period of additions

Customer collection contracts	$249,308	$150,337	$98,971	$23,675	3.83
Customer lists	247,553	104,833	142,720	42,221	6.60
Non-competition agreements	31,602	20,932	10,670	6,990	4.54
Transfer station permits	34,415	6,837	27,578	5,570	20.00
Trade-names	13,142	5,234	7,908	2,377	3.67
	$576,020	$288,173	$287,847	$80,833

				December 31, 2011
	Cost	Accumulated amortization	Net book value	Additions	Weighted average amortization period of additions

Customer collection contracts	$221,283	$129,948	$91,335	$10,812	3.72
Customer lists	205,324	78,162	127,162	18,944	7.36
Non-competition agreements	24,732	14,903	9,829	7,173	3.85
Transfer station permits	27,622	5,324	22,298	250	20.00
Trade-names	10,607	3,500	7,107	83	2.00
	$489,568	$231,837	$257,731	$37,262

Adjustments to the fair value of certain assets, occurring in the measurement period, and acquired in the prior year, resulted in a $572 and $531 increase to customer collection contracts and customer lists, respectively, for the year ended December 31, 2012.

Intangible assets are expected to amortize as follows in the next five years and thereafter:

2013	$59,233
2014	53,548
2015	43,443
2016	38,708
2017	33,077
Thereafter	59,838
$287,847